Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants consist of the following:

	Shares	Weighted average exercise price	Weighted average remaining contract term (years)
Warrants outstanding at December 31, 2012	11,712,315	$0.83	1.1
Granted	20,110,320	0.30	5.0
Exercised	-	-	-
Forfeited or lapsed	(11,666,654)	0.86	-
Warrants outstanding at September 30, 2013	20,155,981	$0.31	4.6

The following table provides summary information on warrants outstanding as of December 31, 2012 and 2011, with summary information on the various warrants issued by the Company in private placement transactions, warrants exercised to date, warrants that are presently exercisable and the current exercise prices of such warrants.

		2012		2011
	Shares	Weighted Average Exercise price	Shares	Weighted Average Exercise price

Warrants outstanding January 1	11,896,070	$0.83	12,973,820	$1.18

Granted during year	-	-

Exercised

Lapsed	(173,755)	2.35	(1,077,750)	4.74

Outstanding at December 31	11,712,315	$0.83	11,896,070	$0.85

Weighted average years remaining	.3		1.3